HEMCO OPTION - ACQUISITION COSTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
HEMCO OPTION - ACQUISITION COSTS
NOTE 7 – HEMCO OPTION – ACQUISITION COSTS

On November 30, 2010, the Company entered into an agreement, referred to as the “Hemco Option Agreement,” with N.C.G.A. Project Acquisition Corp. (“NCGA”), an entity controlled by certain of the Company’s minority shareholders, whereby the Company would, at its option (the “Hemco Option”), be entitled to acquire, and to require NCGA to transfer to the Company, all of the issued shares in RNC (Hemco) Limited (“Hemco”), and all minority interests in certain subsidiaries of Hemco not owned by Hemco (collectively, the “Hemco Assets”).  The Hemco Assets were to be acquired by NCGA pursuant to the terms and conditions of a Share Purchase Agreement, dated as of November 30, 2010 (the “Share Purchase Agreement”), among NCGA and TWL Investments Ltd., Thomas William Lough (“Lough”), James Randall Martin (“Martin”) and Sergio Rios Molina (“Rios” and together with TWL and Martin, “Sellers”).  The Share Purchase Agreement provided that NCGA would acquire from Sellers all of the issued common shares of RNC (Management) Limited, which owned 100% of the interest in Hemco.  Conditional upon the sale, Lough and Martin would also transfer to NCGA for no additional consideration, all of the minority interests not already owned by Hemco in its Nicaraguan subsidiary, Hemco-Nicaragua S.A. (“HemcoNic”). HemcoNic is a private Nicaraguan company which operates the Bonanza gold and silver mine located in Nicaragua, Central America.

 The Hemco Option Agreement provided that if the Company exercised the Hemco Option, it would, among other things, be able to acquire the Hemco Assets from NCGA for $64,750,000, which was equal to the balance of the $65,000,000 purchase price ($250,000 of which had already been paid in the form of a non-refundable deposit) that NCGA would be required to pay to Sellers at the closing of the transactions under the Share Purchase Agreement.

As of December 31, 2010, the Hemco Option Agreement was amended (the “Hemco Option Agreement Amendment”). The Hemco Option Agreement Amendment included, among other things, the Company’s consent to NCGA’s entry into Amendment No. 1, dated as of December 31, 2010, to the Share Purchase Agreement (the “Share Purchase Agreement Amendment”). The Share Purchase Agreement Amendment, among other things: extended from December 31, 2010 to February 15, 2011 the date by which the parties to the Share Purchase Agreement were permitted to terminate such agreement and included an agreement to pay an additional non-refundable $125,000 upon the execution of the Share Purchase Agreement Amendment and an additional $125,000 upon the closing of the Share Purchase Agreement, as amended.  The non-refundable $125,000 was paid on January 4, 2011.

The Share Purchase Agreement and the transactions contemplated thereunder were terminated because the closing did not occur on or before February 15, 2011 and, accordingly, the Company determined not to exercise the Hemco Option.  The Company determined not to proceed with a private placement of its securities to obtain proceeds that would have been used to acquire the Hemco Assets.  Through June 30, 2011, the Company incurred total costs and impairment expense of $1,622,261, of which $353,694 and $0 costs were incurred during the six months ended June 30, 2011 and 2010, respectively, in connection with the Company’s execution of the Hemco Option Agreement and the Hemco Option Agreement Amendment and its efforts to raise the funding necessary to exercise the Hemco Option.  The costs are included in general and administrative expenses on the Company’s consolidated statements of operations.

NOTE 8 – HEMCO OPTION - ACQUISITION COSTS

On November 30, 2010, the Company entered into an agreement, referred to as the “Hemco Option Agreement”, with N.C.G.A. Project Acquisition Corp. (“NCGA”), controlled by certain of the Company’s minority shareholders, whereby the Company would, at its option (the “Hemco Option”), be entitled to acquire, and to require NCGA to transfer to the Company, all of the issued shares in RNC (Hemco) Limited (“Hemco”), and all minority interests in certain subsidiaries of Hemco not owned by Hemco (collectively, the “Hemco Assets”).  The Hemco Assets were to be acquired by NCGA pursuant to the terms and conditions of a Share Purchase Agreement, dated as of November 30, 2010 (the “Share Purchase Agreement”), among NCGA and TWL Investments Ltd., Thomas William Lough (“Lough”), James Randall Martin (“Martin”) and Sergio Rios Molina (“Rios” and together with TWL and Martin, “Sellers”).  The Share Purchase Agreement provided that NCGA would acquire from Sellers all of the issued common shares of RNC (Management) Limited, which owns 100% of the interest in Hemco.  Conditional upon the sale, Lough and Martin would also transfer to NCGA for no additional consideration, all of the minority interests not already owned by Hemco in its Nicaraguan subsidiary, Hemco-Nicaragua S.A. (“HemcoNic”). HemcoNic is a private Nicaraguan company which operates the Bonanza gold and silver mine located in Nicaragua, Central America.

As of December 31, 2010, the Hemco Option Agreement was amended (the “Hemco Option Agreement Amendment”). The Hemco Option Agreement Amendment included, among other things, the Company’s consent to NCGA’s entry into Amendment No. 1, dated as of December 31, 2010, to the Share Purchase Agreement (the “Share Purchase Agreement Amendment”). The Share Purchase Agreement Amendment, among other things: extended from December 31, 2010 to February 15, 2011 the date by which the parties to the Share Purchase Agreement may terminate such agreement; inserted as a closing condition that Martin be appointed as a director and a non-executive Chairman with effect from (and subject to) the date of the closing of the Share Purchase Agreement, as amended; included an agreement to pay an additional non-refundable $125,000 upon the execution of the Share Purchase Agreement Amendment and an additional $125,000 upon the closing of the Share Purchase Agreement, as amended; and inserted a covenant that, concurrently with the closing of the Share Purchase Agreement, NCGA would cause HemcoNic to grant to the Sellers a right to receive a deferred consideration payment equal to $1.00 for each ounce of gold established in any category of resource (other than an inferred resource) or reserve in the HemcoNic Non-Mine Concession (as defined in the Share Purchase Agreement Amendment) measured in compliance with a National Instrument 43-101 of the Canadian Securities Administrators resource report, up to a maximum of $5,000,000.

The Share Purchase Agreement and the transactions contemplated thereunder were terminated because the closing did not occur on or before February 15, 2011 and accordingly, the Company determined not to exercise the Hemco Option. Costs of $893,567 incurred in connection with the Company’s execution of the Hemco Option Agreement and the Hemco Option Agreement Amendment are reflected as general and administrative costs on the Company’s consolidated statement of operations.  The Company recorded $375,000 as impairment expense on the Company’s consolidated statement of operations related to the option payments accrued or made pursuant to the Hemco Option Agreement.  At December 31, 2010, $125,000 of the Hemco option payments remained accrued and is shown as accrued liabilities in the accompanying balance sheet.  The $125,000 was paid on January 4, 2011.